OTHER ASSETS (Narrative) (Details) (USD $)	12 Months Ended		203 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
OTHER ASSETS [Abstract]
Amortization expense	$ 24,459	$ 25,289	$ 132,150
2014	$ 25,000		$ 25,000